Provisions	9 Months Ended
Mar. 31, 2025
Provisions [abstract]
Provisions
Note 16. Provisions

	31 Mar 2025	30 Jun 2024
	US$'000	US$'000
Current liabilities
Non-refundable sales tax and other provisions	19,691	13,375
Non-Refundable Sales Tax
The Canada Revenue Agency ("CRA") is currently auditing the input tax credits ("ITCs") claimed by two of the Group’s Canadian subsidiaries. As part of this audit, the CRA has issued proposal letters, where they have indicated that the ITCs claimed by these subsidiaries are refundable. However, it also asserts that 5% Goods and Services Tax ("GST") should be applied to services exported to the Australian parent under an intercompany services agreement. If GST were to apply to these exported services, the Australian parent may not be eligible to recover the tax, accordingly the Group has recognised a provision to account for this potential tax liability. Typically, the export of services from Canada are subject to a 0% GST rate. A formal notice of objection to the CRA’s position was submitted in November 2022. On 31 March 2025, the Group received a Notice of Confirmation from the CRA upholding the original assessment. The Group is currently reviewing the Notice of Confirmation and has a 90-day period in which to file an appeal to the Tax Court of Canada. The Group will determine its next steps upon completion of its review.